Note 14 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of expenses Incurred for related parties [text block]
	December 31, 2017	December 31, 2016

Fees related to Dr. Megaw:
Exploration and marketing services	$379	$346
Travel and expenses	98	59
Other fees to Cascabel and IMDEX:
Administration for Mexican subsidiaries	92	121
Field exploration services	508	565
	$1,077	$1,091

Disclosure of subsidiaries [text block]
Significant subsidiaries of the Company are as follows:
			MAG' effective interest
Name	Country of Incorporation	Principal Activity	2017(%)	2016(%)

Minera Los Lagartos, S.A. de C.V.	Mexico	Exploration	100%	100%
Minera Pozo Seco S.A. de C.V.	Mexico	Exploration	100%	100%
Minera Sierra Vieja S.A. de C.V.	Mexico	Exploration	100%	100%

Disclosure of information about key management personnel [text block]
	December 31, 2017	December 31, 2016
Salaries and other short term employee benefits	$1,540	$1,412
Share based payments (Note 9(b), (c ), and (d))	1,409	1,507
	$2,949	$2,919